SCHEDULE I	12 Months Ended
Dec. 31, 2013
SCHEDULE 1 [Abstract]
SCHEDULE 1

Additional information-financial statements schedule 1

china sunergy co., ltd.

Financial information for parent company

BALANCE SHEET

(In U.S. dollars, except for share data)

	December 31,
	2012	2013
	$	$
ASSETS
Current assets:
Cash	298,551	401,680
Amount due from subsidiaries	81,419,439	79,100,696
Other receivables	160,086	221,884
Restricted cash-collateral account	2,097,340	-
Convertible senior notes issuance cost	15,934	-

Total current assets	83,991,350	79,724,260
Investments in subsidiaries	(73,268,494)	(123,416,770)
Property, Plant and Equipment, net	-	3,511

Total assets	10,722,856	(43,688,999)

Liabilities and equity:

Liabilities:

Other liabilities	795,426	42,799
Collateral account payable	1,500,000	-
Convertible senior notes payable	2,097,340	-

Total current liabilities	4,392,766	42,799

Total liabilities	4,392,766	42,799

Equity (deficit):

Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2012 and 2013)	26,729	24,070
Additional paid-in capital	185,367,042	185,367,042
Treasury shares (at par value of $0.0001)	-	2,659
Accumulated deficit	(214,587,069)	(265,196,150)
Accumulated other comprehensive income	35,523,388	36,070,581

Total equity (deficit)	6,330,090	(43,731,798)

TOTAL LIABILITIES AND EQUITY (DEFICIT)	10,722,856	(43,688,999)

china sunergy co., ltd.

Statement of operations

(In U.S. dollars)

	Year ended December 31,
	2011	2012	2013
	$	$	$

General and administrative expenses	(706,531)	(1,982,550)	(1,367,729)

Total operating expenses	(706,531)	(1,982,550)	(1,367,729)

Loss from operations	(706,531)	(1,982,550)	(1,367,729)

Interest expense	(3,794,996)	(1,426,848)	(67,583)
Interest income	755,895	929,636	1,568,461
Equity in losses of subsidiaries	(99,222,232)	(141,703,447)	(50,695,469)
Other income (expense), net	8,675,169	10,602,545	(46,761)

Net loss	(94,292,695)	(133,580,664)	(50,609,081)

china sunergy co., ltd.

Statement of COMPREHENSIVE INCOME (Loss)

(In U.S. dollars)

	Years ended December 31,
	2011	2012	2013
	$	$	$

Net loss	(94,292,695)	(133,580,664)	(50,609,081)
Other comprehensive income:
Foreign currency translation adjustments, net of tax impact of nil for 2011, 2012 and 2013	6,678,512	824,123	547,193

Comprehensive loss	(87,614,183)	(132,756,541)	(50,061,888)

china sunergy co., ltd.

Statement of cash flows

(In U.S. dollars)

	Year ended December 31,
	2011	2012	2013
	$	$	$

Operating activities:
Net loss attributable to China Sunergy Co., Ltd.	(94,292,695)	(133,580,664)	(50,609,081)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in gains/losses of subsidiaries	99,222,232	141,703,447	50,695,469
Share-based compensation	(108,222)	217	-
Gain on repurchase of convertible senior notes	(7,440,000)	(10,348,750)	-
Amortization of convertible senior notes	1,630,060	964,750	15,934
Others	(223,637)	(256,363)	-

Changes in operating assets and liabilities:
Other receivables	200,758	(52,466)	(61,798)
Other liabilities	(876,334)	(11,832)	(752,627)
Amounts due from subsidiaries	(1,300,418)	15,517,779	2,318,743

Net cash provided by (used in) operating activities	(3,188,256)	13,936,118	1,606,640

Investing activity:
Decrease in restricted cash	11,250,000	-	-
Purchase of PPE	-	-	(3,511)

Net cash provided by (used in) investing activity	11,250,000	-	(3,511)

Financing activities:
Payment of convertible senior notes repurchase	(9,060,000)	(15,651,250)	(1,500,000)

Net cash used in financial activities	(9,060,000)	(15,651,250)	(1,500,000)

Net increase (decrease) in cash and cash equivalents	(998,256)	(1,715,132)	103,129
Cash and cash equivalents at the beginning of the year	3,011,939	2,013,683	298,551

Cash and cash equivalents at the end of the year	2,013,683	298,551	401,680

Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with Share Lending Aggrement	(16,867,340)	443,100	-

Notes to Schedule 1

1)	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2)	The condensed financial information of China Sunergy Co., Ltd. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3)	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company.

4)	As of December 31, 2013, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed the Consolidated Financial Statement, if any.